Spin-off of Industrial Testing Assets to Roka Bioscience, Inc. - Additional Information (Detail) (GEN-PROBE INCORPORATED [Member], USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	Sep. 30, 2009	Dec. 31, 2011
GEN-PROBE INCORPORATED [Member]
Business Acquisition [Line Items]
Assets contribution to variable interest entity	$ 0.7
Percentage of preferred stock representing of Roka's capital stock in consideration for the contribution of assets	19.9
Additional investment in variable interest entity		4
Total investment in variable interest entity		$ 4.7
Percentage of Roka's capital owned	19.90%	14.70%